Fees Summary	Aug. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 133,147,789.62
Total Fee Amount	18,387.71
Total Offset Amount	0.00
Net Fee	$ 18,387.71
Offering Table N/A
Offset Table N/A	N/A